FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the balances of financial assets and liabilities measured at fair value on a recurring basis (in thousands):

As of July 1, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Recorded Balance
Liabilities:
Interest rate cap agreements designated as cash flow hedges	$—	$6,953	$—	$6,953

As of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Recorded Balance
Assets:
Interest rate cap agreements designated as cash flow hedges	$—	$1,313	$—	$1,313

Liabilities:
Interest rate cap agreements designated as cash flow hedges	$—	$282	$—	$282

The following tables present the balances of financial assets and liabilities measured at fair value on a recurring basis (in thousands):

As of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Recorded Balance
Assets:
Interest rate cap agreements designated as cash flow hedges	$—	$1,313	$—	$1,313

Liabilities:
Interest rate cap agreements designated as cash flow hedges	$—	$282	$—	$282

As of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Recorded Balance
Liabilities:
Foreign exchange forward contracts not designated as hedges	$—	$4	$—	$4